Subsequent Events (Details Narrative)	12 Months Ended				12 Months Ended
	Feb. 28, 2013 CAD	Feb. 28, 2013 Teryl Resources Corp. [Member] CAD	Mar. 06, 2013 Teryl Resources Corp. [Member]	Apr. 05, 2013 Placer Mining Technology [Member] USD ($)	Feb. 28, 2013 Fish Creek Property [Member] USD ($)	Feb. 28, 2013 Fish Creek Property [Member] CAD
Cash paid for exploration expenses		134,000				90,873
Percentage of working interest acquired			50.00%
Maximum retain net royalty, percentage	5.00%				5.00%	5.00%
Maximum retain net royalty, amount	2,000,000				2,000,000
Right to purchase of royalty interest, percentage	5.00%
Consideration for purchase of royalty interest	500,000
Agreement to pay for production gold				1,000
Total cost for agreement to extraction of gold	32,000